Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

(a)	This caption was made up as follows:

	2021	2020
	S/(000)	S/(000)

Cash on hand	273	177
Cash at banks (b)	225,629	22,510
Short-term deposits (c)	47,500	286,225
	273,402	308,912

(b)	Cash at banks is denominated in local and foreign currency and U.S. dollars, is deposited in local and foreign bank are freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.